Gains (losses) on financial assets and liabilities (net) (Tables)	12 Months Ended
Dec. 31, 2025
Gains Losses On Financial Assets And Liabilities
Schedule of breakdown of the balance of this item, by type of instrument

Thousand of Reais	2025	2024	2023

Financial Assets Measured At Fair Value Through Profit Or Loss (1)	7,889,797	(641,147)	3,440,830
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(416,389)	(180,427)	(463,844)
Debt instruments	(401,079)	(105,789)	(42,405)
Equity instruments	(15,310)	(74,638)	(421,439)
Of which: Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	3,471,911	(537,100)	(247,467)
Total	10,945,319	(1,358,674)	2,729,519
(1)	Includes the foreign exchange hedge of the Bank’s position in Cayman (note 23).